Equity Incentive Plan - Non vested shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number Of Non Vested Shares [Member]
Number of non vested shares
Balance as at	2,531,198	202,971	634,000
Granted	9,015,000	4,503,000	70,621
Forfeited		(3,600)
Vested	(3,036,048)	(2,171,173)	(501,650)
Balance as at	8,510,150	2,531,198	202,971
Weighted average grant date fair value per non vested shares [Member]
Weighted average grant date fair value per non vested shares
Balance as at	6.04	48.69	74.50
Granted	5.50	6.05	3.54
Forfeited		33.59
Vested	5.68	10.00	74.95
Balance as at	5.60	6.04	48.69